PIMCO Funds

Supplement Dated October 26, 2012 to the Bond Funds Institutional Class,

Class M, Class P, Administrative Class and Class D Prospectus, dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO Government Money Market Fund and PIMCO Treasury Money

Market Fund

Effective immediately, the fourth sentence of the second paragraph under the “Purchases, Redemptions and Exchanges—Acceptance and Timing of Purchase Orders, Redemption Orders and Share Price Calculations” section in the Prospectus is deleted in its entirety and replaced with the following:

The Funds are “open for business” on each day the NYSE is open for trading, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In addition, effective immediately, the second sentence of the second paragraph under the “How Fund Shares Are Priced” section in the Prospectus is deleted in its entirety and replaced with the following:

PIMCO Government Money Market Fund and PIMCO Treasury Money Market Fund shares are valued as of 5:30 p.m., Eastern time, on each day the NYSE is open.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP1_102612

Supplement Dated October 26, 2012 to the

Bond Funds Class A, Class B, Class C and Class R Prospectus, dated July 31, 2012, as supplemented from time to time (the “Prospectus”)

Disclosure Related to PIMCO Government Money Market Fund and PIMCO Treasury Money

Market Fund

Effective immediately, the second sentence of the second paragraph under the “How Fund Shares Are Priced” section in the Prospectus is deleted in its entirety and replaced with the following:

PIMCO Government Money Market Fund and PIMCO Treasury Money Market Fund shares are valued as of 5:30 p.m. Eastern time, (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading.

In addition, effective immediately, the fourth sentence of the first paragraph under the “How to Buy and Sell Shares—Calculation of Share Price and Redemption Payments” section in the Prospectus is deleted in its entirety and replaced with the following:

NAVs for the PIMCO Government Money Market Fund and the PIMCO Treasury Money Market Fund are determined at 5:30 p.m., Eastern time (or an earlier time if the Fund closes earlier) on each day the NYSE is open.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_102612

PIMCO Funds

Supplement dated October 26, 2012 to the

Statement of Additional Information dated July 31, 2012,

as supplemented from time to time (the “SAI”)

Disclosure Related to PIMCO Government Money Market Fund and PIMCO Treasury Money

Market Fund

Effective immediately, the third sentence of the third paragraph of the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Purchasing the Institutional Class, Class M, Class P, Class D and Administrative Class Shares—Additional Information About Purchases” section in the SAI is deleted in its entirety and replaced with the following:

The PIMCO Government Money Market and PIMCO Treasury Money Market Funds are “open for business” on each day the New York Stock Exchange is open, which excludes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

In addition, effective immediately, the sixth sentence of the second paragraph of the “Distribution of Trust Shares—Exchange Privileges—Class A, Class B, Class C and Class R Shares” section in the SAI is deleted in its entirety and replaced with the following:

For the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, orders for exchanges accepted prior to 5:00 p.m., Eastern time, (or an earlier cut-off time if the Funds close early) on a day that the New York Stock Exchange is open for business will be executed at the respective net asset values determined as of 5:30 p.m., Eastern time.

In addition, effective immediately, the second sentence of the third paragraph of the “Distribution of Trust Shares—How to Sell (Redeem) Shares—Telephone Redemptions” section in the SAI is deleted in its entirety and replaced with the following:

Usually the proceeds are sent to the investor on the next business day after the redemption is effected, provided the redemption request is received prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange that day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the New York Stock Exchange is open for business).

In addition, effective immediately, the fourth and fifth sentences of the first paragraph of the “Distribution of Trust Shares—How to Sell (Redeem) Shares—Redemptions through the Automated Clearing House (ACH) Privileges” section in the SAI are deleted in their entirety and replaced with the following:

Requests received by the Funds and their agents prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a business day (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, prior to 5:30 p.m., Eastern time on each day the New York Stock Exchange is open for business) will be processed at the net asset value on that day and the proceeds (less any CDSC) will normally be sent to the designated bank account on the following business day and received by the bank on the second or third business day. If the redemption request is received after the close of regular trading on the New York Stock Exchange (or, for the PIMCO Government Money Market and PIMCO Treasury Money Market Funds, after 5:30 p.m., Eastern time on a day the New York Stock Exchange is open for business), the redemption is effected on the following business day.

In addition, effective immediately, the third sentence of the first paragraph of the “Net Asset Value” section in the SAI is deleted in its entirety.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP3_102612